UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02328
Boulder Growth and Income Fund, Inc.
(Exact name of registrant as specified in charter)
1680 38th Street, Suite 800 Boulder, CO 80301
(Address of principal executive offices) (Zip code)
Stephen C. Miller, Esq. 1680 38th Street, Suite 800 Boulder, CO 80301
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	November 30, 2005

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments. –  The schedule of investments for the period ended February 28, 2005 is filed herewith.

Portfolio of Investments as of February 28, 2005
(Unaudited)	Boulder Growth & Income Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—98.1%
DOMESTIC COMMON STOCKS—93.0%

Beverages—1.6%
50,000	Pepsi Bottling Group, Inc.	$1,361,000

Diversified—31.7%
310	Berkshire Hathaway Inc., Class A (•)(+)	27,962,000

Financial Services—4.1%
40,000	Federated Investors, Inc.	1,181,600
45,000	H&R Block, Inc. (•)	2,398,500
		3,580,100

Food-Misc/Diversified—1.5%
60,000	Sara Lee Corporation	1,344,000

Health Care Products & Services—1.2%
18,000	AmerisourceBergen Corporation	1,078,200

Insurance—7.4%
38,500	Fidelity National Financial, Inc.	1,703,240
40,000	First American Corporation	1,462,000
55,750	Marsh & McLennan Companies, Inc.	1,820,238
30,000	Torchmark Corporation	1,563,300
		6,548,778

Pharmaceuticals—6.6%
82,000	Bristol-Meyers Squibb Company (•)	2,052,460
65,000	Merck & Company, Inc.	2,060,500
66,000	Pfizer, Inc.	1,735,140
		5,848,100

REITS—36.5%
70,000	Archstone-Smith Realty Trust (•)	2,368,100
45,000	Arden Realty, Inc.	1,545,750
69,000	AvalonBay Communities, Inc. (•)	4,795,500
6,100	Boston Properties, Inc.	364,780
40,000	Equity Residential Properties Trust	1,312,400
26,000	First Industrial Realty Trust, Inc.	1,081,340
20,000	Gables Residential Trust	703,600
82,000	Health Care Property Investors, Inc.	2,066,400
33,000	Healthcare Realty Trust, Inc.	1,214,400
34,000	Hospitality Properties Trust	1,409,980
260,000	HRPT Properties Trust	3,296,800
19,000	Liberty Property Trust	787,740
30,000	Pan Pacific Retail Properties, Inc.	1,744,500
78,000	Post Properties, Inc.	2,515,500
56,600	Prentiss Properties Trust	1,986,094
40,000	Regency Centers Corporation	2,040,000
13,000	Simon Property Group Inc.	805,480
31,000	Vornado Realty Trust	2,129,700
		32,168,064

Savings & Loan Companies—2.4%
51,000	Washington Mutual, Inc.	$2,139,960

	Total Domestic Common Stocks (cost $65,057,180)	82,030,202

FOREIGN COMMON STOCKS—5.0%

Netherlands—2.8%
31,404	Heineken NV	1,074,616
20,000	Unilever NV, ADR	1,337,800
		2,412,416

New Zealand—0.6%
620,216	Kiwi Income Property Trust	524,623

United Kingdom—1.6%
25,000	Diageo PLC, Sponsored ADR	1,431,750

	Total Foreign Common Stocks (cost $3,623,466)	4,368,789

Par Value
CORPORATE BONDS—0.1%
$120,000	American Airlines Inc., Pass-through Certificates, 7.800% due 10/01/06 (cost $120,000)	107,501

Shares
WARRANTS—0.0% (**)
1,500	Ono Finance Certificate, Warrant, Expires 5/31/09 (*)(+)	15

	Total Long Term Investments (cost $68,800,646)	86,506,507

SHORT TERM INVESTMENTS—20.8%
BANK DEPOSIT—0.7%

Par Value
$572,000	Investors Bank & Trust Money Market Deposit Account, 2.000% due 3/01/05 (cost $572,000)	572,000

Shares
AUCTION MARKET PREFERRED SECURITIES—3.4%
60	Scudder RREEF Real Estate Fund II, Series TH7	1,500,000
60	West Asset/Claymore US Treasury Inflation Protected Securities Fund, Series W	1,500,000

	Total Auction Market Preferred Securities (cost $3,000,000)	3,000,000

FOREIGN GOVERNMENT BONDS—16.7%

Par Value
New Zealand—4.5%
$5,500,000	New Zealand T-Bills, 5.939% due 3/23/05	3,994,838

United Kingdom—12.2%
2,800,000	UK Gilt Conversion Bond, 9.500% due 4/18/05	$5,423,773
2,700,000	UK Gilt Treasury Bond, 8.500% due 12/07/05	5,349,132
		10,772,905

	Total Foreign Government Bonds (cost $13,996,087)	14,767,743

	Total Short Term Investments (cost $17,568,087)	18,339,743

Total Investments — 118.9% (cost $86,368,733)		104,846,250
	Other Liabilities In Excess Of Other Assets—(18.9%)	(16,640,321)

	Net Assets—100%	88,205,929

(•)                                  At February 28, 2005, securities or a partial position of these securities were pledged as collateral for the loan outstanding. These securities held with the custodian as segregated assets, have an aggregate market value of $39,576,560.

(*)                                 Security is a private placement.

(**)                          Amount represents less than 0.1% of net assets.

(+)                                 Non-income producing security.

ADR                     American Depository Receipt.

Boulder Growth and Income Fund, Inc.
February 28, 2005 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: The net asset value of the Fund’s is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets by the number of common shares by the number of shares of Common Stock outstanding. The value of the Fund’s net assets is deemed to equal the value of the Fund’s total assets less the Fund’s liabilities. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price (“NOCP”) on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis with premiums and discounts being amortized or accreted, respectively.

Cash distributions received from the Fund’s investment in real estate investment trusts (“REITs”) and registered investment companies (“RICs”) are recorded as income. A portion of these distributions are returns of capital. As of February 28, 2005, all accumulated net realized gains relating to returns of capital from REIT distributions have been reclassified to unrealized gain.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions. The Fund’s Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

Note 2.  Unrealized Appreciation/(Depreciation)

On February 28, 2005, net unrealized appreciation for Federal tax purposes was $18,477,517, consisting of $20,052,022 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $1,574,505 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c)), are effective based on his evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOULDER GROWTH AND INCOME FUND, INC.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	4/13/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

By(Signature and Title)	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	4/13/2005

By (Signature and Title)	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date: 4/13/2005